SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Nov. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or any other interim periods or for any other future years. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto included in the Company’s Form 10-K for the year ended November 30, 2023 filed on February 28, 2024 and audited consolidated financial statements of HWH Nevada for the year ended December 31, 2023 included in the form 8-K/A filed with SEC on March 25, 2024.

Through November 30, 2023, HWH (then known as Alset Capital Acquisition Corp.) reported on a twelve month fiscal year that ended on November 30. In connection with the business combination, the Company’s fiscal year end was changed from November 30 to December 31. As a result of this change, the Company had a one-month transition period that began on December 1, 2023 and ended on December 31, 2023. For details see note 18 - Change in Fiscal Year.

The condensed consolidated financial statements include all accounts of the Company and its majority owned and controlled subsidiaries. The Company consolidates entities in which it owns more than 50% of the voting common stock and controls operations. All intercompany transactions and balances among consolidated subsidiaries have been eliminated.

The following chart describes the Company’s ownership of various subsidiaries:

The Company mainly focuses on the F&B business. During the three months ended March 31, 2024 and 2023, substantially all of the Company’s business was generated by its wholly owned subsidiaries, 0% and 6% from HWH World Inc. (“HWH Korea”) and 100% and 94% from F&B business respectively; 40% and 45% from Alset F&B One Pte. Ltd (“F&B1”), 4% and 7% from Hapi Café Korea Inc.(“HCKI”), 19% and 22% from Hapi Café SG Pte. Ltd. (“HCSGPL”), 17% and 21% from Alset F&B (PLQ) Pte. Ltd. (“F&BPLQ”) and 20% and 0% from Ketomei Pte. Ltd. (“KPL”). HWH Korea was incorporated in the Republic of Korea (“South Korea”) on May 7, 2019. HWH Korea is in the business of sourcing and distributing dietary supplements and other health products through its network of members in South Korea. HWH Korea generates product sales via its direct sale model as products are sold to its members. Through the use of a Hapi Gig platform that combines e-commerce, social media, and a customized rewards system, HWH Korea equips, trains, and empowers its members. F&B1 was incorporated in Singapore on April 10, 2017, HCSGPL was incorporated in Singapore on April 4, 2022, F&BPLQ was incorporated in Singapore on November 11, 2022 and KPL was incorporated in Singapore on September 17, 2019. F&B1, HCSGPL, F&BPLQ and KPL are in the F&B business in Singapore.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Functional and Reporting Currency

The functional and reporting currency of the Company is the United States dollar (“$”). The financial records of the Company’s subsidiaries located in South Korea, Singapore, Hong Kong, and Malaysia are maintained in their local currencies, the Korean Won (₩) Singapore Dollar (S$) Hong Kong Dollar (HK$) and Malaysian Ringgit (MYR), which are also the functional currencies of these entities.

Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $999,506 and $22,505,969 as of March 31, 2024 and December 31, 2023, respectively. The Company had no cash equivalents as of March 31, 2024 and December 31, 2023.

Investments held in Trust Account

At March 31, 2024 and December 31, 2023, the Company had approximately $24,874 and $21 million, respectively, in investments in treasury securities held in the Trust Account. In connection with the closing of Business Combination on January 9, 2024, Class A Common Stock stockholders redeemed 1,942,108 shares for approximately $21 million held in the Trust Account.

Fair Value of Financial Instruments

The Company adopted Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, for assets and liabilities measured at fair value on a recurring basis. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying values reported in balance sheets for current assets and liabilities approximate their estimated fair market values based on the short-term maturity of these instruments.

Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method and includes all costs in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale. As of March 31, 2024 and December 31, 2023, inventory consisted of finished goods procured from suppliers. The Company continuously evaluates the need for reserve for obsolescence and possible price concessions required to write-down inventory to its net realizable value. As of March 31, 2024, inventory consisted of finished goods procured from suppliers. The Company continuously evaluates the need for reserve for obsolescence and possible price concessions required to write-down inventory to its net realizable value.

Leases

The Company follows FASB ASC Topic 842 in accounting for its operating lease right-of-use assets and operating lease liabilities. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term. For leases that contain related non-lease components, such as maintenance, the Company will account for these payments as a single lease component.

Right-of-use of assets

The right-of-use of asset is measured at cost, which comprises the amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities

Lease liability is measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise mainly of fixed lease payments.

Short-term leases and leases of low value assets

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. Lease payments associated with these leases are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost, less depreciation. Repairs and maintenance are expensed as incurred. Expenditures incurred as a consequence of acquiring or using the asset, or that increase the value or productive capacity of assets are capitalized. When property and equipment is retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in statement of operations. Depreciation is computed by the reducing balance method (after considering their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Office Equipment	3 – 5 years
Furniture and Fittings	3 – 5 years
Kitchen Equipment	3 – 5 years
Operating Equipment	3 – 5 years
Leasehold Improvements	Shorter of lease life or asset life

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects, as well as the effects of obsolescence, demand, competition, and other economic factors.

Deposit

Deposit represents mostly rental deposit paid for the office used.

Revenue Recognition

ASC 606 – Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services. The provisions of ASC 606 include a five-step process by which the determination of revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which the Company expects to be entitled in exchange for those goods or services. ASC 606 requires the Company to apply the following steps:

(1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, performance obligations are satisfied.

The Company generates its revenue primarily from membership fees, product sales and F&B business.

Membership Fee: The Company collects an annual membership fee from its members. The fee is fixed, paid in full at the time upon joining the membership and is not refundable. The Company’s performance obligation is to provide its members the right to (a) purchase products from the Company, (b) access to certain back-office services, (c) receive commissions and (d) attend corporate events. The associated performance obligation is satisfied over time, generally over the term of the membership agreement which is for a one-year period. The Company recognizes revenue from membership fee over the one-year period of the membership.

Product Sales: The Company’s performance obligation is to transfer ownership of its products to its Members. The Company generally recognizes revenue when product is delivered to its members. Revenue is recorded net of applicable taxes, allowances, refund or returns. The Company receives the net sales price in cash or through credit card payments at the point of sale.

If any member returns a product to the Company on a timely basis, they may obtain a replacement product from the Company for such returned products. We do not have buyback program. However, when the customer requests a return and management decides that the refund is necessary, we initiate the refund after deducting all the benefits that a member has earned. The returns are deducted from our sales revenue on our financial statements. Allowances for product and membership returns are provided at the time the sale is recorded. This accrual is based upon historical return rates for each country and the relevant return pattern, which reflects anticipated returns to be received over a period of up to 12 months following the original sale. Product and membership returns for the three months ended March 31, 2024 and 2023 were approximately $0 and $1,162, respectively. The table below represents a breakout of the returns related to product sales and the returns related to memberships:

Returns
	Membership	Products	Total
	$	$	$

March 31, 2024	-	-	-
March 31, 2023	1,162	-	1,162

Food and Beverage: The revenue received from Food and Beverage business for the three months ended March 31, 2024 and 2023 were $286,110 and $187,776, respectively.

Contract assets and liabilities

Below is a summary of the beginning and ending balances of the Company’s contract assets and liabilities as of March 31, 2024 and December 31, 2023.

	March 31, 2024	December 31, 2023
Prepaid Sales Commission

Balances at the beginning of the period	$-	$6,839
Movement for the period	-	(6,839)
Balances at the end of the period	$-	$-

	March 31, 2024	December 31, 2023
Deferred Revenue

Balances at the beginning of the period	$-	$21,198
Movement for the period	-	(21,198)
Balances at the end of the period	$-	$-

Value-added Tax

The Company is obligated to pay value-added tax (“VAT”), among other things, on its inventory purchase as well as its rent payments and payment of professional fees. As of March 31, 2024 and December 31, 2023, included in other receivables was VAT paid of $37,311 and $37,179, respectively, due primarily to the purchase of inventory and payment of rents and accounting fees.

Cost of revenue

Cost of revenue is consisted of the cost of procuring finished goods from suppliers and related shipping and handling fees from 3rd parties money platform, contractor fees for part-time staff, franchise commission and sales commission from membership business.

Below is a breakdown of the Company’s cost of revenue for the three months ended March 31, 2024 and 2023.

Total
March 31, 2024

Finished goods	$78,507
Related shipping	2,275
Handling fee	10,927
Contractor fee	11,855
Franchise commission	4,953
Sales commission	(234)
Depreciation	14,530
Total of Cost of revenue	$122,813

March 31, 2023

Finished goods	$36,113
Related shipping	2,377
Handling fee	4,037
Contractor fee	4,024
Franchise commission	4,975
Sales commission	11,868
Depreciation	14,375
Total of Cost of revenue	$77,769

Shipping and Handling Fees

The Company utilizes the practical expedient under ASC 606-10-25-18B to account for its shipping and handling as fulfillment activities, and not a promised service (a revenue element). Shipping and handling fees are included in costs of revenue within the statements of operations.

Commission Expense

The Company compensates its sales leaders with leadership incentives for services rendered, relating to the development, retention, and management of their sales organizations. Leadership incentives are payable based on achieved sales volume, which are recorded in cost of revenue. Member will get 25% commission of the membership fee income if the member successfully refers a new member to subscribe to the membership. The commission will be payable after the referee’s membership is confirmed and been paid by the new member.

Advertising Expenses

Costs incurred for advertising the Company’s products are charged to operations as incurred. Advertising expenses for the three months ended March 31, 2024 and 2023 were $2,242 and $4,095, respectively.

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”), which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred tax asset will not be realized. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.

The Company follows the provision of ASC 740-10 related to Accounting for Uncertain Income Tax Positions. When tax returns are filed, there may be uncertainty about the merits of positions taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

The Company has not recorded any unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income taxes in income tax expense.

Earnings (Loss) per Share

The Company presents basic and diluted earnings (loss) per share data for its common shares. Basic earnings (loss) per share is calculated by dividing the profit or loss attributable to common stock shareholders of the Company by the weighted-average number of common shares outstanding during the year, adjusted for treasury shares held by the Company.

Diluted earnings (loss) per share is determined by adjusting the profit or loss attributable to common stock shareholders and the weighted-average number of common shares outstanding, adjusted for treasury shares held, for the effects of all dilutive potential ordinary shares, which comprise convertible securities, such as stock options, convertible bonds and warrants. At March 31, 2024 there were 4,549,375 potentially dilutive warrants outstanding. At March 31, 2023 there were 4,549,375 potentially dilutive warrants outstanding and 909,875 potentially dilutive underlying rights.

Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable, directly or indirectly, to owners of the Company, and are presented separately in the consolidated statements of operation and comprehensive income, and within equity in the Consolidated Balance Sheets, separately from equity attributable to owners of the Company.

On March 31, 2024 and December 31, 2023, the aggregate non-controlling interests in the Company were $164,499 and $8,666, respectively.

Liquidity and Capital Resources

In the three months ended March 31, 2024, we incurred a net loss, a loss from operations and negative cash flow from operations as we expanded our business of operating cafés and restructured our membership business.

Notwithstanding the above, the Company believes that the available cash in the Company’s bank accounts, anticipated cash from operations, and financing availability from related parties are sufficient to fund our operations for at least the next 12 months. The Company’s capital requirements for the planned expansion are based on, among other items, geographical specific property costs, team requirements, and marketing steps needed. Our expansion shall consist of plans to take over leases of existing Hapi Cafes we currently do not own, as we look to add Hapi Cafes over the next two (2) years. If we take over these existing leases, it will require a minimum investment for each lease we take over for each Hapi Café. Proceeds received as a result of the anticipated business combination, will allow us to seek these expansion plans. Depending on the amount of proceeds we raise as part of the anticipated business combination, we may or may not need or seek additional funding or alter our strategic growth plans after the business combination is effectuated. There is no guarantee that we will be able to execute on our plans as laid out above.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern and do not contain any adjustments that might be required should the Company be unable to continue as a going concern.

The Company has obtained a letter of financial support from Alset International Limited and Alset Inc., a direct and indirect majority owner of the Company, respectively. Alset International Limited and Alset Inc. committed to provide any additional funding required by the Company and would not demand repayment through twelve months from the issuance of these consolidated financial statements.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The Company’s consolidated financial statements and related notes include all the accounts of the Company and its wholly owned subsidiaries. They have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions have been eliminated in consolidation.

Functional and Reporting Currency

The functional and reporting currency of the Company is the United States dollar (“$”). The financial records of the Company’s subsidiaries located in South Korea, Singapore, Hong Kong, and Malaysia are maintained in their local currencies, the Korean Won (₩) Singapore Dollar (S$) Hong Kong Dollar (HK$) and Malaysian Ringgit (MYR), which are also the functional currencies of these entities.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the balance sheets and reported amounts of revenues and expenses during the reporting periods. Estimates are used in determining, among other items, allowance for credit losses, inventory reserve, income taxes and contingencies. Actual results could differ from these estimates.

Fair Value of Financial Instruments

The Company adopted Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, for assets and liabilities measured at fair value on a recurring basis. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying values reported in balance sheets for current assets and liabilities approximate their estimated fair market values based on the short-term maturity of these instruments.

Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the date of acquisition to be cash equivalents. There were no cash equivalents as of December 31, 2023 and 2022.

Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method and includes all costs in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale. As of December 31, 2023 and 2022, inventory consisted of finished goods procured from suppliers. The Company continuously evaluates the need for reserve for obsolescence and possible price concessions required to write-down inventory to its net realizable value. The Company determined that total inventory with original cost of $30,753 requires write off and recorded it in the cost of revenue (non-membership) for the year ended December 31, 2023.

Leases

The Company follows FASB ASC Topic 842 in accounting for its operating lease right-of-use assets and operating lease liabilities. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all of the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The right-of-use of asset is measured at cost, which comprises the amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities

Lease liability is measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise mainly of fixed lease payments.

Short-term leases and leases of low value assets

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. Lease payments associated with these leases are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment are recorded at cost, less depreciation. Repairs and maintenance are expensed as incurred. Expenditures incurred as a consequence of acquiring or using the asset, or that increase the value or productive capacity of assets are capitalized. When property and equipment is retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in statement of operations. Depreciation is computed by the reducing balance method (after considering their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Office Equipment	3 – 5 years
Furniture and Fittings	3 – 5 years
Kitchen Equipment	3 – 5 years
Operating Equipment	3 – 5 years
Leasehold Improvements	Shorter of lease life or asset life

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects, as well as the effects of obsolescence, demand, competition, and other economic factors.

Deposit:

Deposit represents mostly rental deposit paid for the office used.

Revenue Recognition

ASC 606 – Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services. The provisions of ASC 606 include a five-step process by which the determination of revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which the Company expects to be entitled in exchange for those goods or services. ASC 606 requires the Company to apply the following steps:

 (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, performance obligations are satisfied.

The Company generates its revenue primarily from membership fees, product sales and F&B business.

Membership Fee: The Company collects an annual membership fee from its members. The fee is fixed, paid in full at the time upon joining the membership and is not refundable. The Company’s performance obligation is to provide its members the right to (a) purchase products from the Company, (b) access to certain back-office services, (c) receive commissions and (d) attend corporate events. The associated performance obligation is satisfied over time, generally over the term of the membership agreement which is for a one-year period. The Company recognizes revenue from membership fee over the one-year period of the membership.

Product Sales: The Company’s performance obligation is to transfer ownership of its products to its Members. The Company generally recognizes revenue when product is delivered to its members. Revenue is recorded net of applicable taxes, allowances, refund or returns. The Company receives the net sales price in cash or through credit card payments at the point of sale.

If any member returns a product to the Company on a timely basis, they may obtain a replacement product from the Company for such returned products. We do not have buyback program. However, when the customer requests a return and management decides that the refund is necessary, we initiate the refund after deducting all the benefits that a member has earned. The returns are deducted from our sales revenue on our financial statements. Allowances for product and membership returns are provided at the time the sale is recorded. This accrual is based upon historical return rates for each country and the relevant return pattern, which reflects anticipated returns to be received over a period of up to 12 months following the original sale. Product and membership returns for the years ended December 31, 2023 and 2022 were approximately $1,183 and $41,755, respectively. The table below represents a breakout of the returns related to product sales and the returns related to memberships:

	Returns
	Membership	Products	Total
	$	$	$

December 31, 2022	41,755	-	41,755
December 31, 2023	-	1,183	1,183

Food and Beverage: The revenue received from Food and Beverage business for the years ended December 31, 2023 and 2022 were $ 817,761 and $ 449,239 respectively.

Deferred Revenue

The Company records all unearned revenue from membership sales as deferred revenue. Deferred revenue was $0 as of December 31, 2023. Deferred revenue of $21,198 as of December 31, 2022 consisted of unearned membership fee of $21,198.

Contract assets and liabilities

Below is a summary of the beginning and ending balances of the Company’s contract assets and liabilities as of December 31, 2023 and 2022.

Prepaid Sales Commission	December 31, 2023	December 31, 2022

Balances at the beginning of the year	$6,839	$319,649
Movement for the year	(6,839)	(312,810)
Balances at the end of the year	$0	$6,839

Deferred Revenue	December 31, 2023	December 31, 2022

Balances at the beginning of the year	$21,198	$700,385
Movement for the year	(21,198)	(679,187)
Balances at the end of the year	$0	$21,198

Value-added Tax

The Company is obligated to pay value-added tax (“VAT”), among other things, on its inventory purchase as well as its rent payments and payment of professional fees. As of December 31, 2023 and 2022, included in other receivables was VAT paid of $37,179 and $32,607, respectively, due primarily to the purchase of inventory and payment of rents and accounting fees.

Cost of revenue

Cost of revenue is consisted of the cost of procuring finished goods from suppliers and related shipping and handling fees from 3rd parties money platform, contractor fees for part-time staff, franchise commission and sales commission from membership business.

Below is a breakdown of the Company’s cost of revenue for the years ended December 31, 2023 and 2022.

December 31, 2023	Total

Finished goods	$151,703
Related shipping	9,346
Handling fee	22,629
Contractor fee	30,977
Franchise commission	18,428
Sales commission	13,827
Inventory written off	30,753
Depreciation	57,162
Total of Cost of revenue	$334,825

December 31, 2022

Finished goods	$97,058
Related shipping	10,376
Handling fee	10,945
Contractor fee	18,568
Franchise commission	17,624
Sales commission	501,483
Depreciation	32,311
Total of Cost of revenue	$688,365

Shipping and Handling Fees

The Company utilizes the practical expedient under ASC 606-10-25-18B to account for its shipping and handling as fulfillment activities, and not a promised service (a revenue element). Shipping and handling fees are included in costs of revenue within the statements of operations.

Commission Expense

The Company compensates its sales leaders with leadership incentives for services rendered, relating to the development, retention, and management of their sales organizations. Leadership incentives are payable based on achieved sales volume, which are recorded in cost of revenue. Member will get 25% commission of the membership fee income if the member successfully refers a new member to subscribe to the membership. The commission will be payable after the referee’s membership is confirmed and been paid by the new member.

Advertising Expenses

Costs incurred for advertising the Company’s products are charged to operations as incurred. Advertising expenses for the years ended December 31, 2023 and 2022 were $4,191 and $57,347, respectively.

Income Taxes

The Company accounts for income taxes pursuant to the provision of ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”), which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred tax asset will not be realized. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.

The Company follows the provision of ASC 740-10 related to Accounting for Uncertain Income Tax Positions. When tax returns are filed, there may be uncertainty about the merits of positions taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

The Company has not recorded any unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income taxes in income tax expense.

Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to the common shareholders by weighted average number of shares of common stock outstanding during the period. Fully diluted earnings (loss) per share is computed similar to basic income (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. There were no dilutive financial instruments issued or outstanding for the years ended December 31, 2023 and 2022.

Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable, directly or indirectly, to owners of the Company, and are presented separately in the consolidated statements of operation and comprehensive income, and within equity in the Consolidated Balance Sheets, separately from equity attributable to owners of the Company.

On December 31, 2023 and 2022, the aggregate non-controlling interests in the Company were ($3,830) and ($4,836), respectively.

Liquidity and Capital Resources

In the year of 2023, we incurred a net loss, a loss from operations and negative cash flow from operations as we expanded our business of operating cafés and restructured our membership business.

Notwithstanding the above, the Company believes that the available cash in the Company’s bank accounts, anticipated cash from operations, and financing availability from related parties are sufficient to fund our operations for at least the next 12 months. The Company’s capital requirements for the planned expansion are based on, among other items, geographical specific property costs, team requirements, and marketing steps needed. Our expansion shall consist of plans to take over leases of existing Hapi Cafes we currently do not own, as we look to add Hapi Cafes over the next two (2) years. If we take over these existing leases, it will require a minimum investment for each lease we take over for each Hapi Café. Proceeds received as a result of the anticipated business combination, will allow us to seek these expansion plans. Depending on the amount of proceeds we raise as part of the anticipated business combination, we may or may not need or seek additional funding or alter our strategic growth plans after the business combination is effectuated. There is no guarantee that we will be able to execute on our plans as laid out above.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern and do not contain any adjustments that might be required should the Company be unable to continue as a going concern.

The Company has obtained a letter of financial support from Alset International Limited and Alset Inc., a direct and indirect owner of the Company, respectively. Alset International Limited and Alset Inc. committed to provide any additional funding required by the Company and would not demand repayment through twelve months from the issuance of these consolidated financial statements.

Recently Adopted Accounting Pronouncement

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendment replaces the current incurred loss impairment approach with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The Company adopted the provisions of this new accounting standard at the beginning of fiscal 2023 using the modified retrospective approach and did not have a material impact on its consolidated financial statements.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the balance sheet, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had cash of $585,654 and $1,172,581 as of November 30, 2023 and November 30, 2022, respectively. The Company had no cash equivalents as of November 30, 2023 and November 30, 2022.

Investments held in Trust Account

At November 30, 2023 and 2022, the Company had approximately $21.3 million and $88.1 million, respectively, in investments in treasury securities held in the Trust Account.

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standards Board (“FASB”) ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, Offering Costs. Offering costs of $475,348 consist principally of costs incurred in connection with the preparation for the Initial Public Offering. These costs, together with the underwriter’s discount of $4,743,750, were allocated between temporary equity, the Public Warrants and the Private Units in a relative fair value method upon completion of the Initial Public Offering.

Class A common stock subject to possible redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Common stock subject to possible redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable common stock (including shares of common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of common stock are classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at November 30, 2023 and 2022, the Class A common stock subject to possible redemption in the amount of $20,457,011 and $87,934,212, respectively, are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

Net income per share

Net income (loss) per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The Company applies the two-class method in calculating earnings per share. Earnings and losses are shared pro rata between the two classes of shares. The calculation of diluted income (loss) per share of common stock does not consider the effect of the warrants issued in connection with the Initial Public Offering because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted earnings per common stock are the same as basic earnings per ordinary share for the periods presented.

The following tables reflects the calculation of basic and diluted net income (loss) per common share:

	For the Year Ended November 30, 2023
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$388,396	$160,477
Denominator:
Basic and diluted weighted average shares outstanding	5,218,670	2,156,250

Basic and diluted net income per share of common stock	$0.07	$0.07

	For the Year Ended November 30, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$88,130	$25,357
Denominator:
Basic and diluted weighted average shares outstanding	7,478,425	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statements’ recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of November 30, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Inflation Reduction Act (“IR Act”) was enacted on August 16, 2022. The IR Act includes provisions imposing a 1% excise tax on share repurchases that occur after December 31, 2022 and introduces a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income. The CAMT will be effective for us beginning in fiscal 2024. We currently are not expecting the IR Act to have a material adverse impact to our consolidated financial statements.

Delaware Franchise Tax

Delaware, where the Company is incorporated, imposes a franchise tax that applies to most business entities that are formed or qualified to do business, or which are otherwise doing business, in Delaware. Delaware franchise tax is based on authorized shares or on assumed par and non-par capital, whichever yields a lower result. Under the authorized shares method, each share is taxed at a graduated rate based on the number of authorized shares. During years ended November 30, 2023 and 2022 the company incurred $205,000 and $168,398 in Delaware franchise tax respectively.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account.

The Company had uninsured cash of $335,654 and $922,581 as of November 30, 2023, and November 30, 2022, respectively.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid to transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.